PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment as of March 31, 2018 and December 31, 2017 is summarized as follows

	March 31, 2018	December 31, 2017
Computer equipment	$90,703	$87,059
Furniture and fixtures	12,975	12,975
Subtotal	103,678	100,034
Less accumulated depreciation	(84,221)	(81,318)
Property and equipment, net	$19,457	$18,716

Property and equipment as of December 31, 2017 and 2016 is summarized as follows:

	2017	2016
Computer equipment	$87,059	$84,704
Furniture and fixtures	12,975	10,117
Subtotal	100,034	94,821
Less accumulated depreciation	(81,318)	(70,633)
Property and equipment, net	$18,716	$24,188